UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments	FMC Strategic Value Fund

July 31, 2013	(Unaudited)

	Shares	Value (000)
Common Stock (91.3%)
Automotive (14.8%)
Allison Transmission Holdings	170,000	$4,039
Drew Industries*	175,000	7,145
Federal-Mogul*	702,329	10,942
Spartan Motors	825,000	5,000
Thor Industries	70,000	3,784

		30,910

Basic Industry (6.5%)
Harsco	170,000	4,379
Mueller Industries	167,000	9,167

		13,546

Chemicals (1.7%)
Huntsman	200,000	3,604

Diversified Financials (1.5%)
Dundee, Cl A*	150,000	3,199

Energy (19.3%)
Approach Resources*	440,000	11,656
Halliburton	123,000	5,558
Oil States International*	40,000	3,889
Range Resources	190,000	15,029
Weatherford International Ltd.*	300,000	4,188

		40,320

Fertilizer (1.9%)
Agrium	47,000	3,995

Industrial/Manufacturing (7.3%)
Actuant, Cl A	100,000	3,531
AZZ	170,000	6,431
Mettler-Toledo International*	24,000	5,294

		15,256

Miscellaneous (1.5%)
Leucadia National	120,000	3,220

Miscellaneous Consumer (10.3%)
Jarden*	120,000	5,456
Prestige Brands Holdings*	470,000	15,938

		21,394

Paper (5.6%)
Neenah Paper	293,000	11,594

Schedule of Investments	FMC Strategic Value Fund
July 31, 2013	(Unaudited)

	Shares	Value (000)
Printing & Publishing (3.8%)
Cenveo*	895,000	$2,184
RR Donnelley & Sons	300,000	5,697

		7,881

Real Estate Investment Trust (1.6%)
Rouse Properties	165,400	3,366

Services (6.1%)
ARC Document Solutions*	531,150	2,534
United Stationers	245,000	10,140

		12,674

Technology (5.2%)
MTS Systems	65,000	4,098
Polycom*	327,000	3,126
Tech Data*	70,000	3,594

		10,818

Transportation Equipment (2.1%)
Commercial Vehicle Group*	600,000	4,344

Veterinary Services (2.1%)
VCA Antech*	150,000	4,314

Total Common Stock
(Cost $121,308)		190,435

Short-Term Investment (8.8%)
Dreyfus Treasury Prime Cash Management Fund, 0.001%(1)
(Cost $18,243)	18,242,578	18,243

Total Investments – (100.1%)
(Cost $139,551)†		$208,678

Percentages are based on Net Assets (in thousands) of $208,469.

*	Non-income producing security.
(1)	The rate shown is the 7-day effective yield as of July 31, 2013.

Cl — Class

Ltd. — Limited

†	As of July 31, 2013, the tax basis cost of the Fund’s investments was $139,551 (in thousands) and the unrealized appreciation (depreciation) (in thousands) were $86,550 and $(17,423), respectively.

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-001-2000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013